Other Assets, Non-Current (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 12, 2024 CNY (¥)	Mar. 12, 2024 USD ($)
Other Assets, Non-Current [Line Items]
Impairment losses on other non-current assets			¥ 88,620
Cash	¥ 5,000	¥ 40,000			¥ 430	$ 61
Properties of fair value		49,340
Impairment loss on long-lived assets and long-term prepaid expenses	80,000
Prepaid expenses and other current assets	23,550	76,118
Gain of transaction	6,874
Other non-current assets		40,000
Non-current assets, gain transaction	3,151	6,841		$ 432
Third-Party [Member]
Other Assets, Non-Current [Line Items]
Other non-current assets	54,200
Non-current assets, gain transaction	23,011
Subsequent Event [Member]
Other Assets, Non-Current [Line Items]
Cash		40,000
Other Noncurrent Assets [Member]
Other Assets, Non-Current [Line Items]
Cash		35,000
Impairment loss on long-lived assets and long-term prepaid expenses	25,825
Carrying value	¥ 105,825
Prepaid expenses and other current assets		¥ 5,000